9. Convertible Notes Payable (Details- Convertible debt instruments) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Principal Balance	$ 648,866	$ 648,866		$ 785,788	$ 616,381
Add Principal		$ 193,500	$ 890,605	1,652,603	687,200
Principal Conversions				$ (748,571)
Shares issued upon conversion	424,005,644			824,162,204
Convertible Note 3 [Member]
Debt issuance date				Sep. 07, 2011
Debt Maturity date				Sep. 07, 2016
Debt Rate				8.00%
Principal Balance				$ 50,000	50,000
Add Principal				0
Principal Conversions				$ 0
Shares issued upon conversion				0
Total Interest expense				$ 4,056
Accrued Interest				$ 24,056
Conversion price				Non-convertible
Convertible Note 3-1 [Member]
Debt issuance date		Aug. 28, 2019		Nov. 17, 2011
Debt Maturity date		Aug. 28, 2020		Nov. 17, 2016
Debt Rate		8.00%		8.00%
Principal Balance	$ 120,000	$ 120,000		$ 50,000	50,000
Add Principal		120,000		0
Principal Conversions				$ 0
Shares issued upon conversion				0
Total Interest expense		868		$ 4,056
Accrued Interest	868	$ 868		$ 24,056
Conversion price		60% of the lowest trading price for 12 days		Non-convertible
Convertible Note 4 [Member]
Debt issuance date				Apr. 17, 2014
Debt Maturity date				Jun. 17, 2014
Debt Rate				8.00%
Principal Balance				$ 0	0
Add Principal				0
Principal Conversions				$ 0
Shares issued upon conversion				0
Total Interest expense				$ 0
Accrued Interest				$ 0
Conversion price				$.005 per share
Convertible Note 5 [Member]
Debt issuance date				Mar. 12, 2009
Debt Maturity date				Mar. 12, 2014
Debt Rate				0.00%
Principal Balance				$ 10,989	10,989
Add Principal				0
Principal Conversions				$ 0
Shares issued upon conversion				0
Total Interest expense				$ 0
Accrued Interest				$ 0
Conversion price				Non-convertible
Convertible Note 6 [Member]
Debt issuance date				Jul. 29, 2015
Debt Maturity date				Nov. 26, 2015
Debt Rate				8.00%
Principal Balance				$ 0	0
Add Principal				0
Principal Conversions				$ 0
Shares issued upon conversion				0
Total Interest expense				$ 0
Accrued Interest				$ 0
Conversion price				50% of market, subject to change to $.01
Convertible Note 1 [Member]
Debt issuance date		Aug. 21, 2008		Aug. 21, 2008
Debt Maturity date		Aug. 21, 2009		Aug. 21, 2009
Debt Rate		12.00%		12.00%
Principal Balance	150,000	$ 150,000		$ 150,000	150,000
Add Principal		0		0
Principal Conversions		0		$ 0
Shares issued upon conversion				0
Total Interest expense		13,650		$ 18,250
Accrued Interest	200,258	$ 200,258		$ 108,250
Conversion price		Short Term		Short Term
Convertible Note 2 [Member]
Debt issuance date		Mar. 11, 2009		Mar. 11, 2009
Debt Maturity date		Apr. 29, 2014		Apr. 29, 2014
Debt Rate		12.00%		12.00%
Principal Balance	15,000	$ 15,000		$ 15,000	15,000
Add Principal		0		0
Principal Conversions		0		$ 0
Shares issued upon conversion				0
Total Interest expense		1,365		$ 1,825
Accrued Interest	19,030	$ 19,030		$ 10,825
Conversion price		Short Term		Short Term
Convertible Note 7 [Member]
Debt issuance date		Feb. 09, 2016		Feb. 09, 2016
Debt Maturity date		Feb. 09, 2017		Feb. 09, 2017
Debt Rate		20.00%		15.00%
Principal Balance	8,485	$ 8,485		$ 8,485	11,500
Add Principal		0		1,500
Principal Conversions		0		$ (4,515)
Shares issued upon conversion				1,200,000
Total Interest expense		1,287		$ 1,871
Accrued Interest	7,069	$ 7,069		$ 715
Conversion price		$.03 per share or 50% of market		$.03 per share or 50% of market
Convertible Note 7-1 [Member]
Debt issuance date		Oct. 28, 2016		Oct. 28, 2016
Debt Maturity date		Oct. 28, 2017		Oct. 28, 2017
Debt Rate		20.00%		15.00%
Principal Balance	25,000	$ 25,000		$ 25,000	25,000
Add Principal		0		0
Principal Conversions		0		$ 0
Shares issued upon conversion				0
Total Interest expense		3,792		$ 6,319
Accrued Interest	14,668	$ 14,668		$ 5,321
Conversion price		$.03 per share or 50% of market		$.03 per share or 50% of market
Convertible Note 8 [Member]
Debt issuance date		Mar. 08, 2016		Mar. 08, 2016
Debt Maturity date		Mar. 08, 2017		Mar. 08, 2017
Debt Rate		20.00%		15.00%
Principal Balance	1,500	$ 1,500		$ 1,500	10,000
Add Principal		0		1,500
Principal Conversions		0		$ (10,000)
Shares issued upon conversion				495,411
Total Interest expense		227		$ 304
Accrued Interest	2,915	$ 2,915		$ 9,564
Conversion price		$.03 per share or 50% of market		$.03 per share or 50% of market
Convertible Note 9 [Member]
Debt issuance date		Sep. 12, 2016		Sep. 12, 2016
Debt Maturity date		Sep. 12, 2017		Sep. 12, 2017
Debt Rate		20.00%		10.00%
Principal Balance	80,000	$ 80,000		$ 80,000	80,000
Add Principal		0		0
Principal Conversions		0		$ 0
Shares issued upon conversion				0
Total Interest expense		12,133		$ 16,222
Accrued Interest	48,955	$ 48,955		$ 31,876
Conversion price		$.03 per share or 50% of market		$.03 per share or 50% of market
Convertible Note 10 [Member]
Debt issuance date		Jan. 24, 2017		Jan. 24, 2017
Debt Maturity date		Jan. 24, 2018		Jan. 24, 2018
Debt Rate		20.00%		10.00%
Principal Balance	55,000	$ 55,000		$ 55,000	55,000
Add Principal		0		0
Principal Conversions		0		$ 0
Shares issued upon conversion				0
Total Interest expense		8,342		$ 12,528
Accrued Interest	29,618	$ 29,618		$ 17,738
Conversion price		$.25 per share or 50% of market		$.25 per share or 50% of market
Convertible Note 11 [Member]
Debt issuance date		Jan. 27, 2017		Jan. 27, 2017
Debt Maturity date		Jan. 27, 2018		Jan. 27, 2018
Debt Rate		20.00%		15.00%
Principal Balance	0	$ 0		$ 2,698	50,000
Add Principal		1,500		11,500
Principal Conversions		$ (4,198)		$ (58,802)
Shares issued upon conversion		1,250,000		44,810,143
Total Interest expense		$ 135		$ 8,080
Accrued Interest	1,060	$ 1,060		$ 0
Conversion price		$.25 per share or 50% of market		$.25 per share or 50% of market
Convertible Note 11-1 [Member]
Debt issuance date		Feb. 21, 2017		Feb. 21, 2017
Debt Maturity date		Feb. 21, 2018		Feb. 21, 2018
Debt Rate		20.00%		15.00%
Principal Balance	0	$ 0		$ 25,000	25,000
Add Principal		6,856		0
Principal Conversions		$ (31,856)		$ 0
Shares issued upon conversion		48,749,769		0
Total Interest expense		$ 1,641		$ 6,398
Accrued Interest	8,425	$ 8,425		$ 1,029
Conversion price		$.25 per share or 50% of market		$.25 per share or 50% of market
Convertible Note 11-2 [Member]
Debt issuance date		Mar. 16, 2017		Mar. 16, 2017
Debt Maturity date		Mar. 16, 2018		Mar. 16, 2018
Debt Rate		20.00%		15.00%
Principal Balance	32,463	$ 32,463		$ 40,000	40,000
Add Principal		0		0
Principal Conversions		(7,537)		$ 0
Shares issued upon conversion				0
Total Interest expense		5,681		$ 10,238
Accrued Interest	20,038	$ 20,038		$ 5,949
Conversion price		$.25 per share or 50% of market		$.25 per share or 50% of market
Convertible Note 12 [Member]
Debt issuance date		Apr. 06, 2017		Apr. 06, 2017
Debt Maturity date		Apr. 06, 2018		Apr. 06, 2018
Debt Rate		20.00%		15.00%
Principal Balance	0	$ 0		$ 31,997	43,497
Add Principal		0		7,500
Principal Conversions		$ (31,997)		$ (19,000)
Shares issued upon conversion		1,695,400		19,286,260
Total Interest expense		$ 1,600		$ 10,574
Accrued Interest	11,805	$ 11,805		$ 6,771
Conversion price		$.25 per share or 50% of market		$.25 per share or 50% of market
Convertible Note 13-1 [Member]
Debt issuance date		Apr. 21, 2017		Apr. 21, 2017
Debt Maturity date		Apr. 21, 2018		Apr. 21, 2018
Debt Rate		18.00%		5.00%
Principal Balance	42,629	$ 42,629		$ 172,000	287,500
Add Principal				0
Principal Conversions		$ (129,371)		$ (115,500)
Shares issued upon conversion		3,969,066		15,191,152
Total Interest expense		$ 6,833		$ 9,863
Accrued Interest	23,847	$ 23,847		$ 12,106
Conversion price		$.30 per share or 60% of the lowest trading price for 10 days		$.30 per share or 60% of the lowest trading price for 10 days
Convertible Note 14 [Member]
Debt issuance date				Oct. 06, 2017
Debt Maturity date				Jul. 06, 2018
Debt Rate				12.00%
Principal Balance				$ 0	82,500
Add Principal				5,113
Principal Conversions				$ (87,613)
Shares issued upon conversion				66,879,492
Total Interest expense				$ 6,288
Accrued Interest				$ 0
Conversion price				40% of the lowest trading price for 10 days
Convertible Note 15 [Member]
Debt issuance date				Nov. 02, 2017
Debt Maturity date				Nov. 02, 2018
Debt Rate				8.00%
Principal Balance				$ 0	54,600
Add Principal				0
Principal Conversions				$ (54,600)
Shares issued upon conversion				47,973,252
Total Interest expense				$ 2,960
Accrued Interest				$ 0
Conversion price				60% of the lowest trading price for 10 days
Convertible Note 16 [Member]
Debt issuance date		Nov. 27, 2017		Nov. 27, 2017
Debt Maturity date		Nov. 27, 2018		Nov. 27, 2018
Debt Rate		12.00%		12.00%
Principal Balance	0	$ 0		$ 0	53,800
Add Principal				115,917
Principal Conversions				$ (122,992)
Shares issued upon conversion		26,630		176,451,571
Total Interest expense		$ 0		$ 105,035
Accrued Interest				$ 0
Conversion price		60% of the lowest trading or bid (whichever is lower) price for 20 days		60% of the lowest trading or bid (whichever is lower) price for 20 days
Convertible Note 17 [Member]
Debt issuance date				Dec. 14, 2017
Debt Maturity date				Dec. 14, 2018
Debt Rate				8.00%
Principal Balance				$ 0	43,478
Add Principal				0
Principal Conversions				$ (43,478)
Shares issued upon conversion				8,248,054
Total Interest expense				$ 1,979
Accrued Interest				$ 0
Conversion price				60% of the lowest trading price for 10 days
Convertible Note 18 [Member]
Debt issuance date		Jan. 19, 2018		Jan. 19, 2018
Debt Maturity date		Jan. 19, 2019		Jan. 19, 2109
Debt Rate		24.00%		12.00%
Principal Balance	0	$ 0		$ 83,500	0
Add Principal				83,500
Principal Conversions		$ (35,428)		$ 0
Shares issued upon conversion		358,333		0
Total Interest expense		$ 4,359		$ 10,159
Accrued Interest	0	$ 0		$ 10,159
Conversion price		60% of the lowest trading price for 20 days		60% of the lowest trading price for 20 days
Convertible Note 19 [Member]
Debt issuance date				Feb. 21, 2018
Debt Maturity date				Feb. 21, 2019
Debt Rate				8.00%
Principal Balance				$ 0	0
Add Principal				78,750
Principal Conversions				$ (78,750)
Shares issued upon conversion				54,957,108
Total Interest expense				$ 3,639
Accrued Interest				$ 0
Conversion price				60% of the lowest trading price for 15 days
Convertible Note 20 [Member]
Debt issuance date		Mar. 29, 2018		Mar. 29, 2018
Debt Maturity date		Mar. 29, 2019		Mar. 29, 2019
Debt Rate		24.00%		8.00%
Principal Balance	0	$ 0		$ 25,100	0
Add Principal				100,000
Principal Conversions		$ (25,100)		$ (74,900)
Shares issued upon conversion		112,844		145,598,889
Total Interest expense		$ 0		$ 6,580
Accrued Interest				$ 2,673
Conversion price		60% of the lowest trading price for 15 days		60% of the lowest trading price for 15 days
Convertible Note 21 [Member]
Debt issuance date		Apr. 09, 2018		Apr. 09, 2018
Debt Maturity date		Apr. 09, 2019		Apr. 09, 2019
Debt Rate		10.00%		10.00%
Principal Balance	0	$ 0		$ 130,206	0
Add Principal				147,000
Principal Conversions		$ (2,515)		$ (16,794)
Shares issued upon conversion		72,901		60,041,407
Total Interest expense		$ 10,939		$ 10,336
Accrued Interest	0	$ 0		$ 1,959
Conversion price		40% discount on the lowest trading price for previous 25 days		40% discount on the lowest trading price for previous 25 days
Convertible Note 22 [Member]
Debt issuance date		Jul. 10, 2018		Jul. 10, 2018
Debt Maturity date		Jan. 10, 2021		Jan. 10, 2021
Debt Rate		12.00%		12.00%
Principal Balance	800,000	$ 800,000		$ 1,000,000	0
Add Principal				1,040,000
Principal Conversions		$ 0		$ (40,000)
Shares issued upon conversion		114,013,576		0
Total Interest expense		$ 80,633		$ 63,787
Accrued Interest	4,337	$ 4,337		$ 6,396
Conversion price		$0.04/ share or 40% of the lowest bid price for prior 21 days		$0.04/ share or 40% of the lowest bid price for prior 21 days
Convertible Note 23 [Member]
Debt issuance date		Jul. 19, 2018		Jul. 19, 2018
Debt Maturity date		Dec. 31, 2018		Dec. 31, 2018
Debt Rate		8.00%		8.00%
Principal Balance	0	$ 0		$ 0	0
Add Principal				43,478
Principal Conversions				$ (43,478)
Shares issued upon conversion				14,373,526
Total Interest expense		0		$ 80
Accrued Interest				$ 0
Conversion price		60% of the lowest trading price for 10 days		60% of the lowest trading price for 10 days
Convertible Note 24 [Member]
Debt issuance date		Jul. 19, 2018		Jul. 19, 2018
Debt Maturity date		Dec. 31, 2018		Dec. 31, 2018
Debt Rate		8.00%		8.00%
Principal Balance	0	$ 0		$ 0	0
Add Principal				43,478
Principal Conversions				$ (43,478)
Shares issued upon conversion				67,478,054
Total Interest expense		0		$ 972
Accrued Interest				$ 0
Conversion price		60% of the lowest trading price for 10 days		60% of the lowest trading price for 10 days
Convertible Note 25 [Member]
Debt issuance date		Aug. 13, 2018		Aug. 13, 2018
Debt Maturity date		Feb. 13, 2019		Feb. 13, 2019
Debt Rate		12.00%		12.00%
Principal Balance	78,314	$ 78,314		$ 78,314	0
Add Principal				126,560
Principal Conversions				$ (48,246)
Shares issued upon conversion				101,177,885
Total Interest expense		9,515		$ 6,068
Accrued Interest	12,218	$ 12,218		$ 1,724
Conversion price		$0.004/ share or 60% of the lowest trading price for prior 21 days		$0.004/ share or 60% of the lowest trading price for prior 21 days
Convertible Note 26 [Member]
Debt issuance date		Aug. 10, 2017		Aug. 10, 2017
Debt Maturity date		Jan. 27, 2018		Jan. 27, 2018
Debt Rate		15.00%		15.00%
Principal Balance	20,000	$ 20,000		$ 20,000	0
Add Principal				0
Principal Conversions				$ 0
Shares issued upon conversion				0
Total Interest expense		2,783		$ 1,533
Accrued Interest	4,871	$ 4,871		$ 1,533
Conversion price		$.25 per share or 50% of market		$.25 per share or 50% of market
Convertible Note 27-1-4 [Member]
Debt issuance date		Dec. 10, 2018		Dec. 10, 2018
Debt Maturity date		Dec. 10, 2019		Dec. 10, 2019
Debt Rate		8.00%		8.00%
Principal Balance	0	$ 0		$ 108,000	0
Add Principal				108,000
Principal Conversions		$ (53,711)		$ 0
Shares issued upon conversion		141,439,120		0
Total Interest expense		$ 4,344		$ 504
Accrued Interest	1,517	$ 1,517		$ 504
Conversion price		60% of the lowest trading price for 10 days		60% of the lowest trading price for 10 days
Convertible Note 28 [Member]
Debt issuance date		Dec. 05, 2018		Dec. 05, 2018
Debt Maturity date		Dec. 05, 2019		Dec. 05, 2019
Debt Rate		8.00%		8.00%
Principal Balance	43,100	$ 43,100		$ 100,000	$ 0
Add Principal				100,000
Principal Conversions		$ (56,900)		$ 0
Shares issued upon conversion		125,027,981		0
Total Interest expense		$ 4,544		$ 467
Accrued Interest	$ 1,977	$ 1,977		$ 467
Conversion price		55% of the lowest trading price for 15 days		55% of the lowest trading price for 15 days